Costs and expenses by nature - Schedule of Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Cost of input inventory	R$ 6,871,623	R$ 6,848,792	R$ 5,640,849
Cost of grains	1,045,788	670,613	727,595
Personnel expenses	597,759	657,965	485,643
Maintenance of the units	45,720	34,396	30,567
Consulting, legal and other services	116,040	118,610	118,056
Freight on sales	124,879	57,650	47,979
Commissions	79,278	52,040	33,874
Storage	18,494	7,613	5,363
Travel	33,149	33,543	23,605
Depreciation	20,481	16,408	9,697
Amortization of intangibles	69,764	67,928	57,607
Amortization of right-of-use assets	88,734	56,236	51,203
Taxes and fees	25,253	32,266	29,849
Short term rentals	12,146	22,365	11,733
Business events	7,051	9,333	4,893
Marketing and advertising	15,675	14,631	18,181
Insurance	6,890	7,679	3,395
Utilities	13,836	22,302	12,696
Allowance for expected credit losses	85,824	36,769	27,393
Losses and damages of inventories	45,969	19,127	23,339
Fuels and lubricants	31,556	29,527	23,705
Other administrative expenditures	63,497	28,941	56,203
Total	9,419,406	8,844,734	7,443,425
Cost of goods sold	8,054,807	7,616,606	6,421,037
Sales, general and administrative expenses	1,364,599	1,228,128	1,022,388
Fair value of acquired receivables	979	R$ 26,914	R$ 27,005
Termination benefits expense	R$ 3,793